Accounts receivable net (Details Narrative)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Bank loans | $		$ 88,000		$ 92,000
ZHEJIANG TIANLAN
Bank loans	¥ 13,518,000		¥ 20,029,000
ZHEJIANG TIANLAN | Accounts Receivable
Bank loans	¥ 0		¥ 0